Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

August 2, 2024

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AB Trust (the “Registrant”)
- AB Value Fund (the “Fund”)
File Nos. 333-51938 and 811-10221

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), we are filing Post-Effective Amendment No. 43 under the 1933 Act and Post-Effective Amendment No. 44 under the Investment Company Act of 1940 (the “1940 Act”) to the Registration Statement on Form N-1A of the Registrant (the “Amendment”). We are making this Amendment to (1) reflect a new name for the Fund; (2) implement changes to the Fund’s principal investment strategies; (3) indicate a reduction in Fund expenses; and (4) register Class Z shares of the Fund.

The Registrant respectfully requests selective review of the Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the disclosure in the prospectus and SAI, other than the changes noted above, is substantially similar to that found in Post-Effective Amendment No. 42 under the 1933 Act and Post-Effective Amendment No. 43 under the 1940 Act to the Fund’s currently effective Registration Statement on Form N-1A, filed on February 27, 2024.

If you have any additional comments or questions, please contact Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

cc:	Paul M. Miller, Esq.